Shareholder Report	6 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WP Trust
Entity Central Index Key	0001645192
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	WP Large Cap Income Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	WPLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WP Large Cap Income Plus Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wpfunds.com/literature. You can also request this information by contacting us at 1-866-959-9260.
Additional Information Phone Number	1-866-959-9260
Additional Information Website	https://wpfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Institutional Class Shares	$109	2.25%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.25%
Net Assets	$ 22,840,699
Holdings Count | shares	17
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$22,840,699
Number of Portfolio Holdings	17
Portfolio Turnover Rate (%)	1%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Assets represents cash, cash equivalents and liabilities, including options written, in excess of other assets.